CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I	12 Months Ended
Dec. 31, 2014
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I [Abstract]
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

SCHEDULE I

BALANCE SHEETS

(Amounts in U.S. Dollars ("$"), except number of shares)

	December 31,
	2013	2014
ASSETS
Current Assets:
Cash and cash equivalents	$779	$7,873
Restricted cash	11,933,535	-
Amounts due from subsidiaries	69,535,879	40,992,888
Prepaid expenses and other current assets	103,243	39,387
Total current assets	$81,573,436	$41,040,148
Non-current Assets:
Fixed assets, net	$9,020	$4,644
Intangible assets, net	8,191	6,806
Investments in subsidiaries	-	-
Total non-current assets	$17,211	$11,450
TOTAL ASSETS	$81,590,647	$41,051,598

LIABILITIES AND EQUITY
Current Liabilities:
Amounts due to subsidiaries	$49,238,024	$50,638,106
Accrued expenses and other current liabilities	13,027,789	1,923,559
Total liabilities	$62,265,813	$52,561,665

Equity (deficit)
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,560,744 and 102,121,144 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	$10,156	$10,212
Additional paid-in capital	343,512,927	344,083,552
Accumulated deficit	(364,106,277)	(395,183,492)
Accumulated other comprehensive income	39,908,028	39,579,661
Total VisionChina Media Inc. shareholders' equity (deficit)	$19,324,834	$(11,510,067)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$81,590,647	$41,051,598

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF OPERATIONS

(Amounts in U.S. Dollars ("US$"), except number of shares)

	Year ended December 31,
	2012	2013	2014

General and administrative expenses	$(10,257,148)	$(4,927,611)	$(2,729,494)
Equity in loss of subsidiaries and variable interest entities	(145,582,875)	(1,284)	(1)
Impairment losses recognised on amounts due from subsidiaries	(90,652,506)	(19,118,382)	(40,144,181)
Operating loss	(246,492,529)	(24,047,277)	(42,873,676)
Other income	-	-	11,800,000
Interest income	83,337	79,407	-
Interest expense	-	-	(3,539)
Net loss	$(246,409,192)	$(23,967,870)	$(31,077,215)

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENT OF COMPREHENSIVE INCOME

(Amounts in U.S. Dollars ("US$"), except number of shares)

	Year ended December 31,
	2012	2013	2014

Net loss	$(246,409,192)	$(23,967,870)	$(31,077,215)
Other comprehensive income (loss) net of tax:
Change in cumulative foreign currency translation adjustments	2,431,227	2,536,356	(328,367)
Total comprehensive loss	$(243,977,965)	$(21,431,514)	$(31,405,582)

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF CHANGES OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS)

(Amounts in U.S. Dollars ("$"), except number of shares)

					Accumulated
			Additional		other	Total
	Common shares		paid-in	Accumulated	comprehensive	shareholders'
	Number	Amount	capital	deficit	income	equity

Balance at January 1, 2012	101,313,015	$10,131	$341,963,008	$(93,729,215)	$34,940,445	$283,184,369
Exercise of share options	39,100	4	38,996	-	-	39,000
Restricted shares	14,429	2	(2)	-	-	-
Share-based compensation	-	-	668,654	-	-	668,654
Foreign currency translation adjustment	-	-	-	-	2,431,227	2,431,227
Net loss	-	-	-	(246,409,192)	-	(246,409,192)

Balance at December 31, 2012	101,366,544	$10,137	$342,670,656	$(340,138,407)	$37,371,672	$39,914,058
Restricted shares	194,200	19	(19)	-	-	-
Share-based compensation	-	-	842,290	-	-	842,290
Foreign currency translation adjustment	-	-	-	-	2,536,356	2,536,356
Net loss	-	-	-	(23,967,870)	-	(23,967,870)

Balance at December 31, 2013	101,560,744	$10,156	$343,512,927	$(364,106,277)	$39,908,028	$19,324,834
Restricted shares	560,400	56	(56)	-	-	-
Share-based compensation	-	-	570,681	-	-	570,681
Foreign currency translation adjustment	-	-	-	-	(328,367)	(328,367)
Net loss	-	-	-	(31,077,215)	-	(31,077,215)

Balance at December 31, 2014	102,121,144	$10,212	$344,083,552	$(395,183,492)	$39,579,661	$(11,510,067)

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

STATEMENTS OF CASH FLOWS

(Amounts in U.S. Dollars ("US$"), except number of shares)

	Year ended December 31,
	2012	2013	2014
Cash flows used in operating activities:
Net loss	$(246,409,192)	$(23,967,870)	$(31,077,215)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,561	19,163	5,761
Equity in loss of subsidiaries and variable interest entities	145,582,875	1,284	1
Impairment losses recognised on amounts due from subsidiaries	90,652,506	19,118,382	40,144,181
Share-based compensation	668,654	842,290	570,681
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	366,765	125,292	63,856
Amounts due from subsidiaries	14,283,746	(327,047)	(10,529,497)
Accrued expenses and other current liabilities	5,718,238	2,596,939	(11,104,209)

Net cash provided by (used in) operating activities	10,890,153	(1,591,567)	(11,926,441)

Cash flows used in investing activities:
Acquisition of intangible assets	(13,844)	-	-
Advances from subsidiaries	2,431,402	-	-
Restricted cash	(13,525,585)	1,592,050	11,933,535

Net cash (used in) provided by investing activities	(11,108,027)	1,592,050	11,933,535

Cash flows from financing activity:
Proceeds from exercise of share option, net of issuance cost of nil	39,000	-	-

Net cash provided by financing activity	39,000	-	-

Net (decrease) increase in cash and cash equivalents	(178,874)	483	7,094

Cash and cash equivalents at the beginning of the year	179,170	296	779

Cash and cash equivalents at the end of the year	$296	$779	$7,873

Schedule 1 has been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of SEC Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2013 and 2014, approximately $153.4 million and $157.3 million of the registered capital and reserves are not available for distribution, respectively, and as such, the condensed financial information of VisionChina Media Inc. has been presented for the years ended December 31, 2012, 2013 and 2014.

Basis of Presentation

For the purposes of the presentation of the parent company only financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC 323 "Investments in Equity Method and Joint Ventures". Such investment is presented on the balance sheet as "Investment in subsidiaries and variable interest entities" and 100% of the subsidiaries' profit or loss as "Equity in loss of subsidiaries and variable interest entities" on the statements of operations.